12. INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Statutory EIT rate	25.00%	25.00%	25.00%
Non-deductible expenses	1.20%	(37.70%)	(11.70%)
Non-taxable income	(0.80%)	35.70%	(138.00%)
Tax-exempt entities	1.60%	(79.30%)	(48.20%)
Additional deduction for research and development expenses	(0.20%)	43.80%	0.00%
Different tax rates in other jurisdictions	0.00%	20.10%	(3.80%)
Change in allowance	0.60%	0.00%	0.00%
Effective tax rate	27.40%	7.60%	(176.70%)